Share-based payments (Tables)	12 Months Ended
Aug. 31, 2023
Share-based payments
Summary of share based payments

	Exercise	Market	Expected	Risk-free	Expected
Grant date	price	price	volatility	interest rate	life
	$	$	%	%	[years]
May 27, 2020	3.70	3.70	84	0.4	5
May 27, 2020	2.78	3.70	84	0.4	5
October 23, 2020	3.70	3.70	97	0.4	5
November 24, 2020	16.29	13.03	101	0.4	5
November 24, 2020	5.68	5.72	75	3.6	4
February 23, 2021	15.75	15.05	103	0.6	5
May 14, 2021	5.68	5.72	75	3.6	3
July 14, 2021	9.25	9.01	105	0.7	5
September 21, 2021	8.85	8.58	106	0.9	5
January 22, 2022	5.65	5.52	107	1.5	5
November 30, 2022	6.09	6.09	107	3.1	5
December 1, 2022	5.83	5.83	107	3.0	5
March 22, 2023	5.76	5.14	75	3.6	2
March 25, 2023	5.77	5.23	75	3.6	3
March 25, 2023	5.77	5.23	75	3.6	4
April 20, 2023	5.79	5.27	75	3.6	5

Summary of number options granted outstanding

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2021	1,659,121	9.95
Granted	152,500	6.70
Forfeited	(102,500)	13.59
Exercised	(2,703)	3.70
Balance at August 31, 2022	1,706,418	9.45
Granted	88,500	5.80
Forfeited	(268,158)	9.65
Stock options modifications	(370,000)	5.78
Exercised	(57,219)	2.86
Balance at August 31, 2023	1,099,541	5.22

Summary of range of number of options outstanding and weighted average remaining contractual life

	Number of	Weighted average	Weighted average
Exercise price	options	grant date	remaining	Exercisable
range	outstanding	fair value	contractual life	options
$	#	$	[years]	#
2.78 – 3.70	454,041	2.48	2.13	497,869
5.65 – 5.83	580,500	2.94	4.51	498,300
6.09 – 8.85	30,000	6.26	7.83	25,000
16.29	35,000	9.33	7.50	35,000

Schedule of warrants

				Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Grant or Issuance date	$	$	%	%	[years]
August 5, 2022	10.30	7.20	100	2.9	3
January 19, 2023	5.63	5.63	100	3.4	3
February 17, 2023	5.67	6.05	100	4.0	3
April 19, 2023	5.64	5.55	75	3.9	3
June 16, 2023	5.35	5.50	75	4.1	3
August 2, 2023	5.37	5.10	75	4.8	3

		Number of	Weighted average
		warrants	remaining
	Exercise price	outstanding	contractual life
Grant or Issuance date	$	#	[years]
November 23, 2020	16.53	151,800	2.23
August 5, 2022	10.30	50,000	1.93
January 19, 2023	5.63	554,253	2.39
February 17, 2023	5.67	475,059	2.47
April 19, 2023	5.64	381,293	2.64
June 16, 2023	5.35	493,828	2.79
August 2, 2023	5.37	493,832	2.92